Summary of significant accounting policies (Fair value assumptions) (Details) (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2009 Maximum	Jun. 30, 2012 Convertible preferred stock warrants Minimum	Dec. 31, 2011 Convertible preferred stock warrants Minimum	Jun. 30, 2012 Convertible preferred stock warrants Maximum	Dec. 31, 2011 Convertible preferred stock warrants Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share Price										$ 16.00	$ 13.32	$ 23.40	$ 14.16
Risk-free interest rate										0.07%	0.10%	0.66%	6.00%
Expected volatility	45.00%	47.90%	44.68%	44.03%	45.30%	48.70%	47.60%	44.52%	46.20%	45.00%	45.00%	50.00%	50.00%